CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 3,894,685		$ 13,336,975			$ 9,426,264
Accounts receivable, net	1,948,613		2,226,151			2,110,246
Inventories	1,405,651		1,610,391			1,815,113
Prepaid inventory	1,649,212		1,182,899
Prepaid expenses and other current assets	1,826,319		2,033,980			1,316,282
Total current assets	10,724,480		20,390,396			14,667,905
Fixed assets, net	18,819		28,957			39,177
Intangible assets, net	6,825,887		8,971,737			12,244,484
API purchase commitment	2,999,514		4,178,446			5,111,176
Right of use assets	124,930		226,259			358,472
Total assets	20,693,630		33,795,795			32,421,214
Current liabilities:
Current portion of promissory note	2,326,050		1,156,550			1,089,683
Accounts payable	1,600,992		1,713,253			1,806,399
Accrued expenses	6,539,371		5,360,077			3,634,662
Accrued Series A Convertible Preferred payments payable	1,742,918		2,047,583
Other current liabilities	352,773		493,288			537,232
Total current liabilities	12,562,104		10,770,751			7,067,976
Promissory note, net of current portion	4,922,585		6,857,364			8,388,093
Derivative Liability			3,550,000
Other long-term liabilities	91,832		137,657			262,678
Total liabilities	17,576,521		21,315,772			15,718,747
Commitments and contingencies (see note 14)
Series A convertible redeemable preferred stock (par value $0.0001 per share and $1,000 stated value), 15,000 and 0 shares authorized at December 31, 2024, and 2023, respectively; 10,022 and 0 shares issued and outstanding at December 31, 2024, and 2023, respectively. Liquidation preference of $11,271,365 as of December 31, 2024	1,398		408,982
Stockholders' Equity:
Common stock (par value $0.0001 per share, 250,000,000 and 150,000,000 shares authorized at December 31, 2024, and 2023, respectively; 2,991,377 and 2,079,387 shares issued and outstanding as of December 31, 2024, and 2023, respectively)	1,002		298			208
Additional paid-in capital	107,049,640		110,960,324			107,428,652
Accumulated deficit	(103,934,931)		(98,889,581)			(90,726,393)
Total Stockholders' Equity	3,115,711	$ 8,070,283	12,071,041	$ 6,932,543	$ 12,944,289	16,702,467	$ 35,544,964
Total Liabilities, Convertible Redeemable Preferred Stock and Stockholders' Equity	$ 20,693,630		$ 33,795,795			$ 32,421,214